Retirement plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement plan (Details) [Line Items]
Salary deferred contribution percent	75.00%
Semi monthly safe harbor contribution vest percent	100.00%
Semi monthly safe harbor contribution percent	100.00%
Employer portion of contributions (in Dollars)	$ 0.2	$ 0.2
Defined contribution plan, description	The Company has a defined contribution 401(k) retirement plan (the “401(k) Plan”), which covers union and non-union employees, to provide retirement benefits for all eligible employees. Employees, who are over 18 years of age and have completed 90 days of services, are eligible to participate in the 401(k) Plan. The 401(k) Plan allows eligible employees to make salary-deferred contributions up to 75% of their pre-tax annual compensation, as defined in the 401(k) Plan, as long as the total contributed does not exceed the maximum annual amount under the Internal Revenue Code. Long-term part-time employees may be eligible to make payroll contributions to the 401(k) Plan if such long-term part-time employees work at least 500 hours but less than 1,000 hours during three consecutive 12-month periods. However, Long-term part-time employees may not be eligible for the employer contributions.
Profit Sharing Plan [Member]
Retirement plan (Details) [Line Items]
Employees’ contribution period percent	2.50%
Minimum [Member]
Retirement plan (Details) [Line Items]
Employees’ contribution period percent	2.00%
Semi monthly safe harbor contribution percent	3.00%
Maximum [Member]
Retirement plan (Details) [Line Items]
Employees’ contribution period percent	5.00%
Semi monthly safe harbor contribution percent	50.00%